SEGMENTS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Current assets	$ 796,911		$ 796,911		$ 804,557	$ 154,231
Non-Current assets	894,103		894,103		564,873	33,596
Current liabilities	2,510,563		2,510,563		1,515,646	1,230,402
Non-Current liabilities	2,582,573		2,582,573		1,844,760	157,970
Revenues, net of sales, returns, and allowances:	312,709	$ 477,139	741,812	$ 1,539,329	1,631,653	154,002
Cost of Revenues	222,111	390,956	523,774	1,175,784	1,314,080	126,674
Operating Expenses	500,233	1,045,389	1,840,004	1,718,382	3,588,608	383,520
Other Income / (Expense)	(99,806)		(549,326)		1,483,366	(403)
Net Income (Loss)	(509,441)	(959,206)	(2,171,292)	(1,354,837)	(1,787,669)	(356,595)
Beverages Segment [Member]
Current assets	890,528		890,528		800,378	154,231
Non-Current assets	800,737		800,737		514,312	33,277
Current liabilities	1,565,581		1,565,581		1,356,599	1,218,402
Non-Current liabilities	2,385,723		2,385,723		1,685,260	157,970
Revenues, net of sales, returns, and allowances:	245,918	466,245	613,016	1,517,586	1,635,669	154,002
Cost of Revenues	160,289	383,554	417,159	1,160,574	1,333,135	126,674
Operating Expenses	339,688	968,276	1,380,612	1,651,688	1,878,034	336,406
Other Income / (Expense)	(19,455)		(35,887)			(403)
Net Income (Loss)	(273,514)	(885,585)	(1,220,642)	(1,294,676)	(1,575,500)	(309,481)
Distribution Segment [Member]
Current assets	(69,915)		(69,915)		44,809
Non-Current assets	84,655		84,655		40,356
Current liabilities	92,624		92,624		61,027
Non-Current liabilities	196,850		196,850		159,500
Revenues, net of sales, returns, and allowances:	108,719	23,578	228,881	40,133	83,051
Cost of Revenues	83,912	20,086	173,638	33,600	68,012
Operating Expenses	70,385	18,024	198,547	40,439	150,401
Other Income / (Expense)	(1,173)		3,932
Net Income (Loss)	(46,751)	(14,532)	(139,372)	(33,906)	(135,362)
Corporate and Eliminations [Member]
Current assets	(23,702)		(23,702)		(40,630)
Non-Current assets	8,711		8,711		10,205	319
Current liabilities	852,358		852,358		98,020	12,000
Non-Current liabilities
Revenues, net of sales, returns, and allowances:	(41,928)	(12,684)	(100,085)	(18,390)	(87,067)
Cost of Revenues	(22,090)	(12,684)	(67,023)	(18,390)	(87,067)
Operating Expenses	90,160	59,089	260,845	26,255	1,560,173	47,114
Other Income / (Expense)	(79,178)		(517,371)		1,483,366
Net Income (Loss)	$ (189,176)	$ (59,089)	$ (811,278)	$ (26,255)	$ (76,807)	$ (47,114)